Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 75,212,582	$ 53,038,038	$ 22,909,166
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	27,463	125,411	63,441
Depreciation and amortization	3,635,799	2,469,922	1,814,528
Share-based compensation	5,298,729	5,245,947	3,998,548
Income from equity in affiliates	(2,200,504)	(1,191,833)	(617,361)
Provision for loan losses	36,634	155,194
Income from amortization of discount on held-to-maturity investments	(361,098)	(261,468)
Changes in operating assets and liabilities:
Accounts receivable	(2,696,672)	1,874,600	(3,758,665)
Amounts due from related parties	(15,107,132)	(4,306,913)	(2,740,357)
Other current assets	(4,895,013)	(1,524,067)	(1,090,320)
Other non-current assets	(814,846)	(244,331)	(125,906)
Accrued payroll and welfare expenses	22,862,483	17,231,484	2,366,772
Income taxes payable	6,438,445	42,996	493,597
Deferred revenues	580,273	10,210,708	4,338,920
Other current liabilities	12,728,660	7,690,762	2,706,750
Other non-current liabilities	1,464,246	1,483,015	227,196
Uncertain tax position liabilities	168,465	168,926	(156,289)
Deferred tax assets and liabilities	(3,545,825)	1,761,367	(476,354)
Purchases of available-for-sale investments through internet finance business	(3,696,930)
Net cash provided by (used in) operating activities	95,135,759	93,969,758	29,953,666
Cash flows from investing activities:
Purchases of property and equipment	(9,608,860)	(6,769,123)	(1,888,748)
Internally developed intangible assets		(74,208)	(78,097)
Increase in short-term loan investment			(561,789)
Collection of short-term loan investment		563,534
Purchase of held-to-maturity securities	(6,273,728)	(18,320,531)	(75,565,435)
Proceeds from redemption of held-to-maturity securities	19,736,761	52,199,481	49,613,971
Purchases of trading securities investments	(35,150,885)	(40,547,818)
Proceeds on trading securities investments	49,596,462	29,206,721
Purchases of available-for-sale investment	(18,112,567)	(4,949,984)
Proceeds from sale of available-for-sale investments	7,397,738	4,949,984
Purchase of long-term investment	(3,918,990)	(10,480,285)	(3,106,692)
Principal collection of loans originated	188,082,498	30,427,673
Increase in restricted cash		(81,467)
Increase in investment in affiliates	(19,568,814)	(8,483,375)	(3,198,240)
Capital return from investment in affiliates	335,877	1,164,635	219,880
Net cash used in investing activities	(14,798,221)	(17,141,870)	(34,565,150)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options and vesting of restricted shares	654,774	1,130,401	407,569
Contribution from non-controlling interests of subsidiaries	1,294,198	6,595,147	2,178,103
Dividend distribution	(263,114)	(7,673,585)	(7,856,908)
Payment for repurchase of ordinary shares		(3,155,192)	(8,520,763)
Proceeds from short-term bank loan	8,043,241
Net cash (used in) provided by financing activities	9,729,099	(3,103,229)	(13,791,999)
Effect of exchange rate changes	(4,098,123)	2,827,504	1,105,299
Net increase (decrease) in cash and cash equivalents	85,968,514	76,552,163	(17,298,184)
Cash and cash equivalents-beginning of the period	196,113,315	119,561,152	136,859,336
Cash and cash equivalents-end of the period	282,081,829	196,113,315	119,561,152
Supplemental disclosure of cash flow information:
Cash paid for income taxes	22,254,673	16,214,077	9,238,287
Cash paid for interest expenses	466,568
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	569,144	645,039	216,251
Related Parties
Cash flows from investing activities:
Loans disbursement	(7,252,683)
Third Parties
Cash flows from investing activities:
Loans disbursement	$ (180,061,030)	$ (45,947,107)